Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities [Abstract]
Schedule of other liabilities
	2019	2018
	USD	USD

Accounts payable	1,716,667	2,441,208
Accrued expenses and other accruals	7,221,706	5,858,245
Listing related cost payables (note 24)	3,661,148	-
Lease liability	1,563,389	-
Income tax payable (note 27)	700,372	-
	14,863,282	8,299,453